	As filed with the Securities and Exchange	Registration No. 333-01107*
	Commission on April 15, 2008	Registration No. 811-02513

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

Post-Effective Amendment No. 47 To
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

and Amendment to

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account C of

ING Life Insurance and Annuity Company

One Orange Way, Windsor, Connecticut 06095-4774

Depositor's Telephone Number, including Area Code: (860) 580-2831

Michael A. Pignatella, Counsel
ING US Legal Services
One Orange Way, Windsor, Connecticut 06095-4774
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ X ]	On April 16, 2008 pursuant to paragraph (b) of Rule 485

If appropriate, check the following box:
[ X ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Group or Individual Deferred Fixed and Variable Annuity
Contracts

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statements: 033-88720;
033-75964 (which had included a combined prospectus for earlier Registration Statements: 033-75958, 033-
75960, and 033-75994); 033-75986 (which had included a combined prospectus for earlier Registration
Statements: 033-75970, 033-75954, and 033-75956); 033-75982 (which had included a combined prospectus for earlier Registration Statements: 033-75968, 033-75966, 033-75990, and the individual deferred compensation contracts covered by Registration Statement No. 033-75992); and 033-91846 (which had included a combined prospectus for earlier Registration Statement: 033-75976).

EXPLANATORY NOTE

The purpose of this Post-Effective Amendment No. 47 is to prevent Post-Effective Amendment
No. 46 to the Registration Statement on Form N-4 (File No. 333-01107) filed on February 15,
2008 from automatically going effective on April 15, 2008.

PARTS A, B and C

The Contract Prospectus and Statement of Additional Information each dated April 30, 2007 are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 47 by reference to Registrant’s filing under Rule 497(c) as filed on May 2, 2007, Rule 497(e)
as filed on May 9, 2007, July 18, 2007, August 20, 2007, September 18, 2007, September 21,
2007, October 26, 2007, October 31, 2007 and February 15, 2008. Part C of this Post-Effective
Amendment No. 47 incorporates by reference Part C of Post-Effective Amendment No. 46 to the
Registration Statement on Form N-4 (File No. 333-01107), as filed electronically with the SEC on
February 15, 2008.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant,
Variable Annuity Account C of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its
Registration Statement on Form N-4 (File No. 333-01107) and has duly caused this Post-Effective
Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of
Windsor, State of Connecticut, on the 15th day of April, 2008.
.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY (Registrant)

By:	ING LIFE INSURANCE AND ANNUITY COMPANY
(Depositor)

By:	Richard T. Mason*
Richard T. Mason
President

As required by the Securities Act of 1933, this Post-Effective Amendment No. 47 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Richard T. Mason*	President	)
Richard T. Mason	(principal executive officer))
)
Thomas J. McInerney*	Director and Chairman	) April 15,
Thomas J. McInerney		) 2008
)
Kathleen A. Murphy*	Director	)
Kathleen A. Murphy		)
)
Catherine H. Smith*	Director and Senior Vice President	)
Catherine H. Smith		)
)
Bridget M. Healy*	Director	)
Bridget M. Healy		)
)
Robert G. Leary*	Director	)
Robert G. Leary		)
)

David A. Wheat*	Director, Executive Vice President and Chief Financial	)
David A. Wheat	Officer	)
)
Steven T. Pierson*	Senior Vice President and Chief Accounting Officer	)
Steven T. Pierson		)

By:	/s/ Michael A. Pignatella
Michael A. Pignatella
*Attorney-in-Fact